Earnings (loss) per common share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Earnings (Loss) Per Common Share Attributable to Unisys Corporation
The following table provides the calculations for the company’s earnings (loss) per common share attributable to Unisys Corporation (shares in thousands).

Year ended December 31,	2024	2023	2022
Basic loss per common share computation:
Net loss attributable to Unisys Corporation	$(193.4)	$(430.7)	$(106.0)
Weighted average shares	69,199	68,254	67,665
Basic loss per common share	$(2.79)	$(6.31)	$(1.57)

Diluted loss per common share computation:
Net loss attributable to Unisys Corporation	$(193.4)	$(430.7)	$(106.0)
Weighted average shares	69,199	68,254	67,665
Plus incremental shares from assumed conversions of employee stock plans	—	—	—
Adjusted weighted average shares	69,199	68,254	67,665
Diluted loss per common share	$(2.79)	$(6.31)	$(1.57)

Anti-dilutive weighted-average restricted stock units(i)	2,340	945	481
(i)Amounts represent shares excluded from the computation of diluted earnings per share, as their effect, if included, would have been anti-dilutive for the periods presented.